Provisions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Additional financial effect of claims	R$ 1,247,287	R$ 701,556
Tax on services	34,265	29,812
Customs penalty	71,888	68,917
Goodwill	69,932	66,757
Estimated financial effect of claims, total	R$ 211,157	148,879
Gol Linhas Aereas S.A. ("GLA") [Member]
IfrsStatementLineItems [Line Items]
Additional non-incidence percenatge imports	1.00%
Additional financial effect of claims	R$ 160,424	145,986
Smiles S.A. [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of claims	R$ 141,454	R$ 130,132